Financial instruments and financial risk management (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	$ 1,415,252	$ 1,671,874
Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Trade payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	723,436	718,953
Trade payables | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Trade payables | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Accrued liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	257,818	543,908
Accrued liabilities | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Accrued liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Customer deposits and contract liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	428,807	402,783
Customer deposits and contract liabilities | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Customer deposits and contract liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Shareholder loan | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	5,191	6,230
Shareholder loan | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Shareholder loan | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	$ 0	$ 0